Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Total
Balance at Dec. 31, 2014	$ 5,396	$ 35,901	$ 44,016	$ (1,228)	$ (3,517)	$ 80,568
Increase (Decrease) in Stockholders' Equity
Net income	0	0	8,599	0	0	8,599
Other comprehensive loss	0	0	0	(790)	0	(790)
Stock based compensation expense	0	10	0	0	0	10
Stock dividend	209	2,638	(2,847)	0	0	0
Purchase of treasury stock	0	0	0	0	(33)	(33)
Cash dividends declared, common stock	0	0	(1,068)	0	0	(1,068)
Balance at Dec. 31, 2015	5,605	38,549	48,700	(2,018)	(3,550)	87,286
Increase (Decrease) in Stockholders' Equity
Net income	0	0	7,282	0	0	7,282
Other comprehensive loss	0	0	0	(1,783)	0	(1,783)
Stock based compensation expense	0	17	0	0	0	17
Stock dividend	217	2,932	(3,149)	0	0	0
Purchase of treasury stock	0	0	0	0	(623)	(623)
Cash dividends declared, common stock	0	0	(1,162)	0	0	(1,162)
Balance at Dec. 31, 2016	5,822	41,498	51,671	(3,801)	(4,173)	91,017
Increase (Decrease) in Stockholders' Equity
Net income	0	0	3,414	0	0	3,414
Other comprehensive loss	0	0	0	(643)	0	(643)
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02	0	0	1,218	(1,218)	0	0
Stock based compensation expense	0	3	0	0	0	3
Stock dividend	225	3,941	(4,166)	0	0	0
Purchase of treasury stock	0	0	0	0	(878)	(878)
Cash dividends declared, common stock	0	0	(1,542)	0	0	(1,542)
Balance at Dec. 31, 2017	$ 6,047	$ 45,442	$ 50,595	$ (5,662)	$ (5,051)	$ 91,371